Subsequent Events (Details) $ in Millions	Mar. 10, 2022 USD ($) ft² Option	Mar. 09, 2022 USD ($) ft²	Mar. 31, 2022 USD ($)	Jan. 14, 2022 USD ($) ft² item Option	Dec. 31, 2021 USD ($)
Subsequent Event [Line Items]
Area of sublease | ft²		68,000		96,000
Number of options to extend the term | item				0
Operating lease, liability, to be paid | $		$ 15.0	$ 15.4		$ 4.6
Commencement term		210 days
Expiration term		90 months
Option to extend, term		5 years
Subsequent Event
Subsequent Event [Line Items]
Area of sublease | ft²	68,000			96,000
Number of options to extend the term | Option	1			0
Operating lease, liability, to be paid | $	$ 15.0			$ 12.0
Commencement term	210 days
Expiration term	90 months
Option to extend, term	5 years